BALANCE SHEETS - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash	$ 66,711	$ 459	$ 13,501
Total Current Assets	66,711	459	13,501
Total Assets	66,711	459	13,501
Current Liabilities
Accrued expenses	21,667	25,959	30,911
Notes payable - related party	94,500
Loan - related party	127,687	118,575	65,311
Total Current Liabilities	243,854	144,534	96,222
Total Liabilities	243,854	144,534	96,222
Commitments and Contingencies
Stockholders' Equity (Deficit)
Common stock, $0.001 par value, 75,000,000 shares authorized; 10,360,000 shares issued and outstanding	10,360	10,360	10,360
Common stock subscribed	64,640
Additional paid in capital	26,340	26,340	26,340
Accumulated deficit	(278,483)	(180,775)	(119,421)
Total stockholders' equity (deficit)	(177,143)	(144,075)	(82,721)
Total liabilities and stockholders' equity (deficit)	$ 66,711	$ 459	$ 13,501